Concentration of major customers and suppliers - Advance to suppliers (Details) - item	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Number of supplier	1
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of supplier	2	4
Accounts Payable | Supplier Concentration Risk | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	50.00%	40.00%
Accounts Payable | Supplier Concentration Risk | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	15.00%
Accounts Payable | Supplier Concentration Risk | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Accounts Payable | Supplier Concentration Risk | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage		15.00%